Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 1	$ 3,720
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 2	0
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 3	0
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 4	3,720
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 5	34,175
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 6	$ 34,175
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 1		$ 1,156,386
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 2		0
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 3		0
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 4		1,156,386
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 5		(5,657,988)
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 6		1,322,912
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 7		1,322,912
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 8		0
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 9		0
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 10		0
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 11		$ (5,657,988)